Mar. 22, 2018

John Hancock Investment Trust
Supplement dated March 22, 2018, to the current Prospectus (the "Prospectus")

John Hancock Enduring Assets Fund (the "fund")

Effective March 1, 2018, the Annual fund operating expenses table and the Expense example table in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R6
Management fee[1]	0.80	0.80	0.80	0.80
Distribution and service (Rule 12b-1) fees	0.30	1.00	0.00	0.00
Other expenses	0.29	0.29	0.28	0.19
Total annual fund operating expenses	1.39	2.09	1.08	0.99
Contractual expense reimbursement[2]	-0.08	-0.08	-0.08	-0.07
Total annual fund operating expenses after expense reimbursements	1.31	2.01	1.00	0.92

1	"Management fee" has been restated to reflect the contractual management fee schedule effective March 1, 2018.
2
The advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A, Class C, Class I, and Class R6 shares, in an amount equal to the amount by which the expenses of Class A, Class C, Class I, and Class R6 shares, as applicable, exceed 1.31%, 2.01%, 1.00%, and 0.92%, respectively, of the average annual net assets attributable to the class. For purposes of this agreement, "expenses of Class A, Class C, Class I, and Class R6 shares" means all expenses of the applicable class (including fund expenses attributable to the class), excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) acquired fund fees and expenses paid indirectly; (f) borrowing costs; (g) prime brokerage fees; and (h) short dividend expense. This agreement expires on February 28, 2019, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	C		I	R6
Shares		Sold	Not Sold
1 year	627	304	204	102	94
3 years	911	647	647	336	308
5 years	1,215	1,116	1,116	588	540
10 years	2,079	2,414	2,414	1,310	1,207

John Hancock Investment Trust
Supplement dated March 22, 2018, to the current John Hancock Equity and Alternative/Specialty Funds Class NAV Prospectus (the "Prospectus")

John Hancock Enduring Assets Fund (the "fund")

Effective March 1, 2018, the Annual fund operating expenses table and the Expense example table in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.80
Other expenses	0.18
Total annual fund operating expenses	0.98
Contractual expense reimbursement[2]	-0.06
Total annual fund operating expenses after expense reimbursements	0.92

1	"Management fee" has been restated to reflect the contractual management fee schedule effective March 1, 2018.
2
The advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class NAV shares, in an amount equal to the amount by which the expenses of Class NAV shares exceed 0.92% of the average annual net assets attributable to the class. For purposes of this agreement, "expenses of Class NAV shares" means all expenses of the class (including fund expenses attributable to the class), excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) acquired fund fees and expenses paid indirectly; (f) borrowing costs; (g) prime brokerage fees; and (h) short dividend expense. This agreement expires on February 28, 2019, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	94
3 years	306
5 years	536
10 years	1,196